Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets, net
Schedule of intangible assets, net

	Useful			Gross value				Accumulated amortization				Net carrying amount
	Life			At December 31,
	years			2020		2019		2020		2019		2020		2019
Software	1	–	4	Ps.	704,257	Ps.	579,360	Ps.	(512,695)	Ps.	(411,963)	Ps.	191,562	Ps.	167,397

Balance as of January 1st, 2019	Ps.	179,124
Additions		77,325
Disposals		—
Amortization		(87,667)
Exchange differences		(1,385)
Balance as of December 31, 2019		167,397
Additions		124,724
Disposals		—
Amortization		(100,618)
Exchange differences		59
Balance as of December 31, 2020	Ps.	191,562